Folgers Merger\Rowland Coffee Acquisition (Details 1) (USD $) In Thousands	Nov. 06, 2008 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member] Customer and Contractual Relationships [Member]	Nov. 06, 2008 Folgers coffee company [Member] Developed Technology Rights [Member]	May 16, 2011 Rowland Coffee Company [Member]	May 16, 2011 Rowland Coffee Company [Member] Customer Relationships (19-year weighted-average useful live) [Member]	May 16, 2011 Rowland Coffee Company [Member] Trademark [Member]
The purchase price allocated to the identifiable intangible assets
Customer and contractual relationships (20-year weighted-average useful life)/Technology (14-year weighted-average useful life)		$ 1,089,000	$ 133,000		$ 147,800	$ 1,600
Intangible assets with indefinite lives	1,293,000			64,100
Total intangible assets	$ 2,515,000			$ 213,500